RETIREMENT BENEFITS (Details 8) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expected U.S. postretirement benefit payments Medicare Part D subsidy
Reduction in deferred tax assets, elimination in deductibility of Medicare Part D subsidy	$ 45,000,000
Early Retiree Reinsurance Program
Reimbursements received under Early Retiree Reinsurance Program	8,000,000
Reimbursements used to reduce health benefit costs	5,000,000
Postemployment Plans
Funded status recognized	(501,000,000)	(469,000,000)
Change in accumulated other comprehensive income (loss)	(185,000,000)	(188,000,000)
Defined Contribution Pension and Other Postretirement Plans Disclosure
Percentage of fixed contribution by employer, for eligible employees whose compensation is $100,000 or less	2.00%
Maximum compensation to be eligible for fixed contribution from employer	100,000
Pretax expense associated with Citigroup 401(k) plan	389,000,000	383,000,000	301,000,000
Maximum percentage contribution by employer of employees eligible pay	6.00%	6.00%
U.S. Pension Plans
Estimated Future Benefit Payments
2013	774,000,000
2014	796,000,000
2015	798,000,000
2016	811,000,000
2017	825,000,000
2018-2022	4,370,000,000
Net Expense
Service cost	12,000,000	13,000,000	14,000,000
Interest cost	565,000,000	612,000,000	644,000,000
Prior service cost	(1,000,000)	(1,000,000)	(1,000,000)
Net actuarial loss	965,000,000	655,000,000
Total net (benefit) expense	(183,000,000)	(160,000,000)	(129,000,000)
Non - U.S. Pension Plans
Estimated Future Benefit Payments
2013	366,000,000
2014	356,000,000
2015	373,000,000
2016	391,000,000
2017	408,000,000
2018-2022	2,399,000,000
Net Expense
Service cost	199,000,000	203,000,000	167,000,000
Interest cost	367,000,000	382,000,000	342,000,000
Prior service cost	4,000,000	4,000,000	4,000,000
Net actuarial loss	923,000,000	59,000,000
Total net (benefit) expense	294,000,000	279,000,000	204,000,000
U.S. Postretirement Benefit Plans
Estimated Future Benefit Payments
2013	88,000,000
2014	86,000,000
2015	86,000,000
2016	83,000,000
2017	81,000,000
2018-2022	370,000,000
Reduction in accumulated postretirement benefit obligation due to subsidy received	93,000,000	96,000,000
Reduction in postretirement expense due to subsidy received	9,000,000	10,000,000
Expected U.S. postretirement benefit payments Before Medicare Part D subsidy
2013	98,000,000
2014	96,000,000
2015	94,000,000
2016	91,000,000
2017	89,000,000
2018-2022	399,000,000
Expected U.S. postretirement benefit payments Medicare Part D subsidy
2013	10,000,000
2014	10,000,000
2015	8,000,000
2016	8,000,000
2017	8,000,000
2018-2022	29,000,000
Net Expense
Service cost			1,000,000
Interest cost	44,000,000	53,000,000	59,000,000
Prior service cost	(1,000,000)	(3,000,000)	(3,000,000)
Net actuarial loss	(24,000,000)	(44,000,000)
Total net (benefit) expense	43,000,000	47,000,000	60,000,000
Non-U.S. Postretirement Benefit Plans
Estimated Future Benefit Payments
2013	58,000,000
2014	63,000,000
2015	66,000,000
2016	71,000,000
2017	75,000,000
2018-2022	483,000,000
Net Expense
Service cost	29,000,000	28,000,000	23,000,000
Interest cost	116,000,000	118,000,000	105,000,000
Net actuarial loss	457,000,000	29,000,000
Total net (benefit) expense	62,000,000	53,000,000	48,000,000
Postemployment Plans
Net Expense
Service cost	22,000,000	16,000,000	13,000,000
Interest cost	13,000,000	12,000,000	10,000,000
Prior service cost	7,000,000	7,000,000	7,000,000
Net actuarial loss	13,000,000	9,000,000	6,000,000
Total service related expense	55,000,000	44,000,000	36,000,000
Non-service related expense	24,000,000	23,000,000	33,000,000
Total net (benefit) expense	$ 79,000,000	$ 67,000,000	$ 69,000,000